Intangible Asset - Schedule of Finite-lived Intangible Asset (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Schedule of Finite-Lived Intangible Asset [Abstract]
As of December 31, 2024
Additions Technology	2,481
Accumulated amortization	(41)
loss of control over discontinued operations	(2,440)
As of December 31, 2025